Other non-current assets - Summary of other non-current assets (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of other non-current assets [abstract]
Prepayment for leasing motor vehicles	¥ 11,942	¥ 18,239
Prepayment for property and equipment	8,742	1,225
Contract assets-non-current, net of allowance		561
Other non-current assets	¥ 20,684	¥ 20,025